Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Comprehensive Income
Net income	$ 1,528	$ 2,298	$ 2,365
Foreign currency translation adjustments:
Foreign currency translation adjustments	(130)	(627)	912
Gain on liquidation of a foreign subsidiary		(31)
Changes attributable to divestments, net of tax	(2)	12	12
Foreign currency translation adjustments	(132)	(646)	924
Available-for-sale securities:
Net unrealized gains (losses) arising during the year	14	(4)	1
Reclassification adjustments for net losses included in net income	0	1	0
Unrealized gains (losses) on available-for-sale securities	14	(3)	1
Pension and other postretirement plans:
Prior service (costs) credits arising during the year, net of tax	6	(7)	(16)
Net actuarial losses arising during the year	(220)	(352)	(139)
Amortization of prior service cost (credit) included in net income	(28)	(24)	6
Amortization of net actuarial loss included in net income	68	69	63
Net (gains) losses from pension settlements included in net income	32	19	9
Changes attributable to divestments	0	0	6
Pension and other postretirement plan adjustments	(142)	(295)	(71)
Cash flow hedge derivatives:
Net unrealized gains (losses) arising during the year	20	(49)	38
Reclassification adjustments for net (gains) losses included in net income	(9)	21	(22)
Changes attributable to divestments	0	0	(3)
Unrealized gains (losses) of cash flow hedge derivatives	11	(28)	13
Total other comprehensive income (loss), net of tax	(249)	(972)	867
Total comprehensive income, net of tax	1,279	1,326	3,232
Comprehensive income attributable to noncontrolling interests, net of tax	(83)	(110)	(177)
Total comprehensive income, net of tax, attributable to ABB	$ 1,196	$ 1,216	$ 3,055